SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES

                                   --------

Deutsche California Tax-Free Income Fund
Deutsche Capital Growth Fund
Deutsche Core Equity Fund
Deutsche Core Fixed Income Fund
Deutsche CROCI (Reg. TM) International Fund
Deutsche CROCI (Reg. TM) Sector Opportunities Fund
Deutsche CROCI (Reg. TM) U.S. Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy Fund
Deutsche Enhanced Emerging Markets Fixed Income Fund
Deutsche Enhanced Global Bond Fund
Deutsche European Equity Fund
Deutsche Fixed Income Opportunities Fund
Deutsche Floating Rate Fund
Deutsche Global Equity Fund

Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Income Builder Fund
Deutsche Global Inflation Fund
Deutsche Global Small Cap Fund
Deutsche GNMA Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund
Deutsche Intermediate Tax/AMT Free Fund
Deutsche Latin America Equity Fund
Deutsche Large Cap Focus Growth Fund
Deutsche Managed Municipal Bond Fund
Deutsche Massachusetts Tax-Free Fund
Deutsche Mid Cap Growth Fund
Deutsche Money Market Prime Series
Deutsche Multi-Asset Conservative Allocation Fund

Deutsche Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund
Deutsche New York Tax-Free Income Fund
Deutsche Real Assets Fund
Deutsche Science and Technology Fund
Deutsche Short Duration Fund
Deutsche Short-Term Municipal Bond Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Strategic Government Securities Fund
Deutsche Select Alternative Allocation Fund
Deutsche Strategic High Yield Tax-Free Fund
Deutsche Unconstrained Income Fund
Deutsche World Dividend Fund

Effective April 10, 2017, the following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary prospectus.



Information about sales charge discounts and waivers that may be provided by certain intermediaries is described under "Appendix B - Sales Charge Waivers and Discounts Available Through Intermediaries," which has been added to the fund's prospectus by supplement.


               Please Retain This Supplement for Future Reference


April 3, 2017
PROSTKR-801

                                                   Deutsche
                                                   Asset Management [DB Logo]